Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 15, 2022	Dec. 31, 2020
Net loss	$ (1,669,000)	$ (2,867,000)	$ (8,829,000)	$ (17,245,000)
Net cash used in operating activities			4,258,000
Net loss	(1,669,000)	(2,867,000)	8,829,000	17,245,000
Total Stockholders' Deficit	(15,419,000)	(12,814,000)	(14,855,000)	(11,589,000)		$ (14,342,000)
Net cash used in operating activities	(873,000)	(1,060,000)	(4,258,000)	$ (3,063,000)
Notes payable aggregate amount	2,825,000		2,825,000
Cash on hand			192,000
Proceeds on the sale of common shares and warrants			$ 813,000
Sales deacreased percentage			47.00%	47.00%
Allowance for doubtful debts			$ 20,000	$ 20,000
Derivative liabilities	265,000		112,000	0	$ 164,000	$ 163,000
Advertising, sales and marketing costs			313,000	103,000
Research and development costs	157,000	$ 154,000	580,000	$ 566,000
Derivative liabilities	265,000		$ 112,000
FDIC insured limit	$ 250,000
Revenues [Member] | Four customer [Member]
Concentration Risk, Percentage		4.00%
Revenues [Member] | One customer [Member]
Concentration Risk, Percentage	40.00%	40.00%	39.00%	36.00%
Revenues [Member] | Two customer [Member]
Concentration Risk, Percentage	35.00%	35.00%	34.00%	32.00%
Revenues [Member] | Three customer [Member]
Concentration Risk, Percentage		17.00%		19.00%
Accounts Receivable [Member] | One customer [Member]
Concentration Risk, Percentage	10.00%		10.00%	65.00%
Accounts Receivable [Member] | Two customer [Member]
Concentration Risk, Percentage	10.00%			14.00%
BlockSafe Technologies, Inc. [Member]
Ownership interest held by company	49.00%
Ownership interest held by three executive officers	31.00%
Management fee per month	$ 36,000
Financing milestone, amount	1,000,000
Monthly management fee	$ 140,000
BST [Member]
Ownership interest held by company			49.00%
Ownership interest held by three executive officers			31.00%
Management fee per month			$ 36,000
Financing milestone, amount			1,000,000
Monthly management fee			$ 140,000